INCOME TAXES - UNRECOGNIZED TAX BENEFITS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Contingency [Line Items]
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 300.0	$ 300.0
Unrecognized Tax Benefits, Interest on Income Taxes Expense	1.1	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	1.1
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	311.1	300.6
Increase based on tax positions taken in prior years	7.1	10.5
Balance at end of year	$ 318.2	$ 311.1	$ 300.6